Supplement (Annuity, Mid-Cap Index Portfolio)	12 Months Ended
Dec. 31, 2011
Annuity | Mid-Cap Index Portfolio
Supplement Text
Supplement Text:

SHIP LOGO Vanguard (R)

Vanguard Variable Insurance Fund Mid-Cap Index Portfolio

Supplement to the Prospectus and Summary Prospectus

New Target Index

Effective immediately, Vanguard Variable Insurance Fund Mid-Cap Index Portfolio has begun tracking its new target index, the CRSP US Mid Cap Index, as previously approved by the Portfolio's board of trustees. The board believes that the new target index is well-constructed and offers comprehensive coverage of the Portfolio's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Portfolio's current prospectus will not change. The Portfolio's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Portfolio employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.